WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 43.5%
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.1%
AT&T Inc., Senior Notes	4.250%	3/1/27	$580,000	$562,544
AT&T Inc., Senior Notes	2.300%	6/1/27	400,000	356,585
AT&T Inc., Senior Notes	1.650%	2/1/28	40,000	34,002
AT&T Inc., Senior Notes	2.250%	2/1/32	560,000	437,481
AT&T Inc., Senior Notes	2.550%	12/1/33	380,000	291,125
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	870,000	694,375
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	300,000	275,660
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	930,000	895,520
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	140,000	129,432
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	530,000	457,645
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	484,000	464,000
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	360,000	335,301
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	954,000	738,718
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	190,000	155,502
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	2,285,000	1,797,485
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	120,000	111,632

Total Diversified Telecommunication Services				7,737,007

Entertainment - 0.3%
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	860,000	789,280	(a)
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	280,000	250,560	(a)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	1,390,000	1,200,748	(a)

Total Entertainment				2,240,588

Interactive Media & Services - 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	100,000	90,500
Alphabet Inc., Senior Notes	1.100%	8/15/30	240,000	189,315
Alphabet Inc., Senior Notes	1.900%	8/15/40	250,000	166,563
Alphabet Inc., Senior Notes	2.050%	8/15/50	150,000	90,931

Total Interactive Media & Services				537,309

Media - 1.5%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	4,930,000	4,825,788
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	500,000	427,973
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	170,000	124,430

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	1

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Comcast Corp., Senior Notes	3.375%	2/15/25	$280,000	$270,542
Comcast Corp., Senior Notes	3.950%	10/15/25	1,910,000	1,857,414
Comcast Corp., Senior Notes	3.150%	3/1/26	330,000	312,178
Comcast Corp., Senior Notes	3.300%	4/1/27	190,000	178,149
Comcast Corp., Senior Notes	4.150%	10/15/28	1,890,000	1,808,167
Comcast Corp., Senior Notes	3.400%	4/1/30	290,000	261,976
Comcast Corp., Senior Notes	4.250%	10/15/30	200,000	189,987
Comcast Corp., Senior Notes	3.250%	11/1/39	210,000	163,969
Comcast Corp., Senior Notes	3.750%	4/1/40	50,000	41,007
Fox Corp., Senior Notes	4.030%	1/25/24	170,000	167,807
Fox Corp., Senior Notes	4.709%	1/25/29	210,000	200,699

Total Media				10,830,086

Wireless Telecommunication Services - 0.5%
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	490,000	469,464
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	90,000	84,648
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	2,620,000	2,376,868
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	290,000	236,821
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	250,000	196,134

Total Wireless Telecommunication Services				3,363,935

TOTAL COMMUNICATION SERVICES				24,708,925

CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.3%
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	192,045
General Motors Co., Senior Notes	5.600%	10/15/32	130,000	123,742
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	1,230,000	1,226,359
Toyota Motor Corp., Senior Notes	1.339%	3/25/26	950,000	852,836

Total Automobiles				2,394,982

Hotels, Restaurants & Leisure - 0.4%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	310,000	298,496
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	40,000	37,092
McDonald’s Corp., Senior Notes	3.350%	4/1/23	800,000	798,600
McDonald’s Corp., Senior Notes	3.300%	7/1/25	320,000	307,801
McDonald’s Corp., Senior Notes	1.450%	9/1/25	80,000	73,147
McDonald’s Corp., Senior Notes	3.700%	1/30/26	130,000	125,481
McDonald’s Corp., Senior Notes	3.500%	3/1/27	560,000	528,881
McDonald’s Corp., Senior Notes	3.500%	7/1/27	160,000	150,993
McDonald’s Corp., Senior Notes	3.800%	4/1/28	300,000	284,532

See Notes to Schedule of Investments.

2	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - (continued)
McDonald’s Corp., Senior Notes	3.600%	7/1/30	$240,000	$219,128
McDonald’s Corp., Senior Notes	3.625%	9/1/49	60,000	45,224

Total Hotels, Restaurants & Leisure				2,869,375

Household Durables - 0.0%††
Newell Brands Inc., Senior Notes	4.450%	4/1/26	10,000	9,465

Internet & Direct Marketing Retail - 0.7%
Amazon.com Inc., Senior Notes	0.400%	6/3/23	1,040,000	1,027,941
Amazon.com Inc., Senior Notes	0.800%	6/3/25	240,000	219,156
Amazon.com Inc., Senior Notes	3.300%	4/13/27	640,000	604,870
Amazon.com Inc., Senior Notes	1.200%	6/3/27	350,000	302,443
Amazon.com Inc., Senior Notes	3.150%	8/22/27	1,640,000	1,532,200
Amazon.com Inc., Senior Notes	3.450%	4/13/29	740,000	687,754
Amazon.com Inc., Senior Notes	1.500%	6/3/30	160,000	128,435
Amazon.com Inc., Senior Notes	2.100%	5/12/31	190,000	156,387
Amazon.com Inc., Senior Notes	2.500%	6/3/50	240,000	154,253
Amazon.com Inc., Senior Notes	4.250%	8/22/57	60,000	51,981

Total Internet & Direct Marketing Retail				4,865,420

Multiline Retail - 0.1%
Target Corp., Senior Notes	2.250%	4/15/25	450,000	425,298

Specialty Retail - 0.4%
Home Depot Inc., Senior Notes	2.500%	4/15/27	1,160,000	1,061,025
Home Depot Inc., Senior Notes	2.875%	4/15/27	800,000	743,612
Home Depot Inc., Senior Notes	3.900%	12/6/28	40,000	38,297
Home Depot Inc., Senior Notes	3.300%	4/15/40	210,000	167,439
Home Depot Inc., Senior Notes	3.900%	6/15/47	30,000	24,891
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	460,000	384,278
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	210,000	200,184

Total Specialty Retail				2,619,726

Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc., Senior Notes	2.750%	3/27/27	420,000	389,642
NIKE Inc., Senior Notes	2.850%	3/27/30	410,000	364,799

Total Textiles, Apparel & Luxury Goods				754,441

TOTAL CONSUMER DISCRETIONARY				13,938,707

CONSUMER STAPLES - 1.7%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	220,000	216,399
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	1,100,000	1,002,522

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	3

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Beverages - (continued)
Coca-Cola Co., Senior Notes	3.375%	3/25/27	$590,000	$563,375
Coca-Cola Co., Senior Notes	1.450%	6/1/27	520,000	456,885
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	420,000	411,614
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	50,000	48,349
Constellation Brands Inc., Senior Notes	2.250%	8/1/31	90,000	70,905
Diageo Capital PLC, Senior Notes	3.500%	9/18/23	220,000	217,908
PepsiCo Inc., Senior Notes	0.750%	5/1/23	560,000	556,212
PepsiCo Inc., Senior Notes	2.250%	3/19/25	50,000	47,391
PepsiCo Inc., Senior Notes	2.625%	3/19/27	60,000	55,553
PepsiCo Inc., Senior Notes	1.625%	5/1/30	300,000	243,922

Total Beverages				3,891,035

Food & Staples Retailing - 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	830,000	725,524
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	170,000	138,967
Walmart Inc., Senior Notes	1.500%	9/22/28	140,000	119,094
Walmart Inc., Senior Notes	2.375%	9/24/29	50,000	43,483
Walmart Inc., Senior Notes	1.800%	9/22/31	110,000	88,841

Total Food & Staples Retailing				1,115,909

Food Products - 0.3%
Hershey Co., Senior Notes	0.900%	6/1/25	140,000	127,675
Mars Inc., Senior Notes	2.700%	4/1/25	360,000	342,027	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	910,000	820,414	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	900,000	830,025

Total Food Products				2,120,141

Household Products - 0.1%
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	130,000	116,720
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	80,000	74,642
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	260,000	235,956

Total Household Products				427,318

Tobacco - 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	130,000	121,919
Altria Group Inc., Senior Notes	4.800%	2/14/29	59,000	56,636
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,560,000	1,934,106
Altria Group Inc., Senior Notes	6.200%	2/14/59	115,000	107,313
BAT Capital Corp., Senior Notes	3.557%	8/15/27	1,150,000	1,048,096
Cargill Inc., Senior Notes	1.375%	7/23/23	470,000	462,426	(a)

See Notes to Schedule of Investments.

4	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - (continued)
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	$280,000	$278,003
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	310,000	251,113

Total Tobacco				4,259,612

TOTAL CONSUMER STAPLES				11,814,015

ENERGY - 6.8%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	17,000	16,449

Oil, Gas & Consumable Fuels - 6.8%
Apache Corp., Senior Notes	4.250%	1/15/30	180,000	159,265
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	420,000	401,143
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,070,000	1,011,478
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	970,000	917,803
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	320,000	293,439
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	350,000	304,137	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	240,000	222,863
Chevron Corp., Senior Notes	1.995%	5/11/27	260,000	233,004
Chevron USA Inc., Senior Notes	3.850%	1/15/28	620,000	596,620
Chevron USA Inc., Senior Notes	3.250%	10/15/29	490,000	445,789
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,020,000	995,789
Continental Resources Inc., Senior Notes	4.375%	1/15/28	580,000	537,748
Continental Resources Inc., Senior Notes	5.750%	1/15/31	50,000	47,371	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,830,000	1,716,142
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	570,000	526,852
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,360,000	1,369,894
Devon Energy Corp., Senior Notes	5.250%	10/15/27	356,000	352,108
Devon Energy Corp., Senior Notes	4.500%	1/15/30	128,000	119,205
Devon Energy Corp., Senior Notes	5.600%	7/15/41	90,000	83,106
Devon Energy Corp., Senior Notes	5.000%	6/15/45	90,000	76,358
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	360,000	333,745
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	550,000	486,092
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	160,000	134,291
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,440,000	2,314,340
Energy Transfer LP, Senior Notes	4.500%	4/15/24	20,000	19,746
Energy Transfer LP, Senior Notes	2.900%	5/15/25	400,000	377,656
Energy Transfer LP, Senior Notes	5.500%	6/1/27	320,000	318,418
Energy Transfer LP, Senior Notes	4.950%	6/15/28	70,000	67,672
Energy Transfer LP, Senior Notes	3.750%	5/15/30	760,000	674,902
Energy Transfer LP, Senior Notes	5.400%	10/1/47	250,000	215,328
Energy Transfer LP, Senior Notes	6.250%	4/15/49	90,000	85,759

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	5

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	$500,000	$496,428
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,630,000	1,542,535
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	720,000	635,459
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	430,000	368,603
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	70,000	61,365
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	100,000	80,427
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	50,000	36,853
EOG Resources Inc., Senior Notes	4.150%	1/15/26	740,000	722,868
EOG Resources Inc., Senior Notes	4.375%	4/15/30	210,000	202,093
EQT Corp., Senior Notes	3.900%	10/1/27	660,000	604,204
EQT Corp., Senior Notes	7.000%	2/1/30	500,000	516,757
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	50,000	49,779
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,850,000	1,776,766
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	1,670,000	1,582,862
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	30,000	26,674
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	1,070,000	967,217	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	660,000	528,746	(a)
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	410,000	400,621
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	220,000	210,011
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	120,000	108,708
MPLX LP, Senior Notes	4.125%	3/1/27	780,000	744,679
MPLX LP, Senior Notes	4.800%	2/15/29	720,000	692,248
MPLX LP, Senior Notes	5.200%	3/1/47	160,000	138,207
MPLX LP, Senior Notes	5.200%	12/1/47	250,000	215,855
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	56,000	56,619
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,730,000	1,722,604
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	910,000	845,044
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	454,720
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	580,000	562,904	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	471,868
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	325,747
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,040,000	1,564,170	(a)
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	725,176

See Notes to Schedule of Investments.

6	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	$1,100,000	$648,797
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	300,000	267,251
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	370,000	288,584
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	400,000	315,644
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	640,000	519,494	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	1,120,000	786,150	(a)
Shell International Finance BV, Senior Notes	3.250%	5/11/25	2,550,000	2,456,794
Shell International Finance BV, Senior Notes	2.875%	5/10/26	400,000	374,726
Shell International Finance BV, Senior Notes	2.750%	4/6/30	230,000	202,049
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	1,620,000	1,602,881	(a)
Targa Resources Corp., Senior Notes	5.200%	7/1/27	810,000	796,952
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	740,000	625,879	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,490,000	1,580,426
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	230,000	218,238
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	120,000	106,433
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	920,000	865,337
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	230,000	197,475
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	350,000	308,267

Total Oil, Gas & Consumable Fuels				47,038,257

TOTAL ENERGY				47,054,706

FINANCIALS - 18.4%
Banks - 14.0%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	310,000	301,626	(a)
Banco Santander SA, Senior Notes	2.746%	5/28/25	1,000,000	937,497
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	5.926%	4/12/23	800,000	800,819	(b)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,600,000	1,496,472	(b)
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	925,843
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,537,131
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	438,478
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	110,000	99,829	(b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	690,000	549,684	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	7

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	$550,000	$454,578	(b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	610,000	499,502	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,572,000	1,431,432	(b)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	660,000	645,260	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,140,000	1,051,831	(b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	1,500,000	1,393,637	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	2,210,000	2,023,339	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	240,000	193,040	(b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	470,000	449,584	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	696,547
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	311,906
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,360,000	1,307,091
Bank of Montreal, Senior Notes	1.850%	5/1/25	920,000	853,936
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	480,000	438,489
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	952,987	(b)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	260,000	249,911	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	750,000	708,898	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	600,000	554,518	(a)(b)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	2,010,000	1,989,649	(a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	1,290,000	1,269,074	(a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	370,000	359,795	(a)(b)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	360,000	326,977	(a)(b)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	480,000	473,841

See Notes to Schedule of Investments.

8	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes	3.300%	4/27/25	$1,810,000	$1,733,178
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	43,131
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	74,461
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	530,000	525,634	(b)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	780,000	640,153	(b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	370,000	351,526	(b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	870,000	756,984	(b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	1,840,000	1,679,523	(b)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	1,620,000	1,509,070	(b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	660,000	614,048	(b)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	630,000	609,692	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	670,000	655,826
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	870,000	872,032
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	172,724
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	2,390,000	2,284,094
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	280,000	262,194
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	116,000	109,158
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,630,000	2,549,336
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	2,210,000	2,062,312	(a)(b)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	400,000	367,228	(a)(b)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	198,168	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,400,000	1,396,277	(a)
Danske Bank A/S, Senior Notes (1.226% to 6/22/23 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.226%	6/22/24	200,000	196,996	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	210,000	199,727	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	9

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	$1,430,000	$1,399,966	(a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,160,000	1,093,714	(a)(b)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	1,140,000	1,049,581	(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	840,000	691,724	(b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	700,000	653,969	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	423,663
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,580,000	1,526,906	(a)
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	2,200,000	2,137,849
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	1,410,000	1,396,308	(b)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	860,000	798,952	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	700,000	579,279	(b)
JPMorgan Chase & Co., Senior Notes (3.845% to 6/14/24 then SOFR + 0.980%)	3.845%	6/14/25	3,410,000	3,329,923	(b)
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. USD LIBOR + 1.120%)	4.005%	4/23/29	1,180,000	1,097,097	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	1,250,000	1,233,986	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	1,770,000	1,677,910	(b)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	1,790,000	1,747,992
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	1,690,000	1,661,522
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	680,000	655,730
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.407%	3/7/24	3,120,000	3,056,595
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	340,000	326,897	(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	340,000	322,900	(b)

See Notes to Schedule of Investments.

10	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	$590,000	$579,467	(b)
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	198,943	(b)
Nordea Bank Abp, Senior Notes	1.000%	6/9/23	860,000	850,466	(a)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	2,070,000	2,038,005
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	790,000	786,592
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	460,000	419,920
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	230,000	207,434
Swedbank AB, Senior Notes	1.300%	6/2/23	610,000	603,577	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	910,000	899,253
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	460,000	419,926
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	1,100,000	1,036,181
US Bancorp, Senior Notes	3.375%	2/5/24	4,580,000	4,495,878
US Bancorp, Senior Notes	1.450%	5/12/25	1,060,000	978,472
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	5,790,000	5,704,450
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	665,031
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	500,000	468,637
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	880,000	818,609	(b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	190,000	160,766	(b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	330,000	310,616	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	1,080,000	995,901	(b)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	384,202
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,790,000	1,733,082
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	79,705

Total Banks				97,284,249

Capital Markets - 3.0%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	270,000	250,448
Bank of New York Mellon Corp., Senior Notes (4.289% to 6/13/32 then SOFR + 1.418%)	4.289%	6/13/33	1,130,000	1,051,783	(b)
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	600,000	583,510
Credit Suisse AG, Senior Notes	1.000%	5/5/23	2,850,000	2,820,827
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,550,000	2,411,293
Credit Suisse AG, Senior Notes	2.950%	4/9/25	530,000	481,496

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	11

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	$260,000	$273,268	(a)(b)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	5.730%	3/31/23	71,000	57,510	(b)(c)
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	1,000,000	982,305
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,458,450
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	274,099
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	570,000	549,250
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,350,000	1,268,163
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	160,000	151,447
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	150,000	139,284	(b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	750,000	688,930	(b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	1,260,000	1,216,503	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	930,000	901,288
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	520,000	495,179
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	1,180,000	1,100,315	(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	1,000,000	835,764	(b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	1,390,000	1,283,871	(b)
UBS Group AG, Senior Notes	4.125%	9/24/25	290,000	280,790	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	690,000	651,068	(a)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	580,000	565,681	(a)(b)

Total Capital Markets				20,772,522

Consumer Finance - 0.3%
American Express Co., Senior Notes	3.375%	5/3/24	790,000	772,187
American Express Co., Senior Notes	2.500%	7/30/24	420,000	404,222

See Notes to Schedule of Investments.

12	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - (continued)
American Express Co., Senior Notes	4.050%	5/3/29	$150,000	$142,215
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	940,000	932,996	(a)(b)

Total Consumer Finance				2,251,620

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	940,000	829,149
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	910,000	775,724
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	420,000	417,616	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	600,000	554,849	(a)
Vanguard Group Inc.	3.050%	8/22/50	660,000	432,704	(d)(e)

Total Diversified Financial Services				3,010,042

Insurance - 0.7%
American International Group Inc., Senior Notes	2.500%	6/30/25	186,000	175,167
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	100,000	95,301
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	180,000	162,757	(a)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	1,400,000	1,383,827	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	420,449	(a)
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	970,000	958,647	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	340,000	307,592	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	1,000,000	941,963	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	160,000	145,238	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	35,536	(a)

Total Insurance				4,626,477

TOTAL FINANCIALS				127,944,910

HEALTH CARE - 3.5%
Biotechnology - 0.9%
AbbVie Inc., Senior Notes	3.750%	11/14/23	110,000	108,729
AbbVie Inc., Senior Notes	2.600%	11/21/24	1,050,000	1,001,587
AbbVie Inc., Senior Notes	3.800%	3/15/25	570,000	553,123

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	13

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Biotechnology - (continued)
AbbVie Inc., Senior Notes	3.600%	5/14/25	$510,000	$490,929
AbbVie Inc., Senior Notes	2.950%	11/21/26	180,000	166,159
AbbVie Inc., Senior Notes	3.200%	11/21/29	1,940,000	1,716,620
AbbVie Inc., Senior Notes	4.250%	11/21/49	80,000	66,665
Amgen Inc., Senior Notes	3.625%	5/22/24	120,000	117,375
Gilead Sciences Inc., Senior Notes	2.500%	9/1/23	700,000	690,099
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	90,000	88,449
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/27	750,000	697,715
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/29	390,000	347,236

Total Biotechnology				6,044,686

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	3.400%	11/30/23	700,000	691,950
Abbott Laboratories, Senior Notes	3.750%	11/30/26	430,000	415,855
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	848,000	826,569
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	23,000	22,367
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	200,000	177,698

Total Health Care Equipment & Supplies				2,134,439

Health Care Providers & Services - 1.7%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,070,000	1,062,434
Cigna Corp., Senior Notes	3.750%	7/15/23	114,000	113,222
Cigna Corp., Senior Notes	4.125%	11/15/25	740,000	719,963
Cigna Corp., Senior Notes	4.375%	10/15/28	1,830,000	1,758,307
Cigna Group., Senior Notes	3.500%	6/15/24	820,000	800,298
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	841,289
CVS Health Corp., Senior Notes	3.625%	4/1/27	800,000	752,839
CVS Health Corp., Senior Notes	4.300%	3/25/28	631,000	603,463
CVS Health Corp., Senior Notes	3.750%	4/1/30	210,000	189,831
CVS Health Corp., Senior Notes	1.875%	2/28/31	100,000	77,736
CVS Health Corp., Senior Notes	2.125%	9/15/31	330,000	259,127
CVS Health Corp., Senior Notes	5.050%	3/25/48	270,000	242,535
Elevance Health Inc., Senior Notes	3.650%	12/1/27	240,000	225,283
Elevance Health Inc., Senior Notes	4.100%	5/15/32	280,000	257,268
Elevance Health Inc., Senior Notes	4.550%	5/15/52	40,000	34,698
Humana Inc., Senior Notes	4.500%	4/1/25	80,000	78,650
Humana Inc., Senior Notes	3.950%	3/15/27	970,000	927,894
Humana Inc., Senior Notes	3.700%	3/23/29	770,000	698,967
Humana Inc., Senior Notes	2.150%	2/3/32	120,000	92,713

See Notes to Schedule of Investments.

14	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	$150,000	$149,364
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	400,000	388,229
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	170,000	153,651
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	790,000	746,969
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	660,000	626,074
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	70,000	57,738
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	60,000	52,013
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	17,800

Total Health Care Providers & Services				11,928,355

Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	881,000	854,224
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	486,000	460,352
Johnson & Johnson, Senior Notes	0.550%	9/1/25	290,000	261,827
Johnson & Johnson, Senior Notes	2.450%	3/1/26	1,390,000	1,302,345
Johnson & Johnson, Senior Notes	0.950%	9/1/27	600,000	513,843
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	290,000	232,413
Pfizer Inc., Senior Notes	2.625%	4/1/30	450,000	393,017
Pfizer Inc., Senior Notes	1.700%	5/28/30	430,000	351,843

Total Pharmaceuticals				4,369,864

TOTAL HEALTH CARE				24,477,344

INDUSTRIALS - 2.2%
Aerospace & Defense - 1.3%
Boeing Co., Senior Notes	1.433%	2/4/24	870,000	836,821
Boeing Co., Senior Notes	4.875%	5/1/25	1,700,000	1,676,816
Boeing Co., Senior Notes	3.100%	5/1/26	70,000	65,206
Boeing Co., Senior Notes	2.800%	3/1/27	90,000	81,666
Boeing Co., Senior Notes	3.200%	3/1/29	330,000	290,551
Boeing Co., Senior Notes	5.150%	5/1/30	1,500,000	1,452,440
Boeing Co., Senior Notes	5.705%	5/1/40	620,000	591,286
Boeing Co., Senior Notes	5.805%	5/1/50	380,000	361,912
Boeing Co., Senior Notes	5.930%	5/1/60	10,000	9,357
General Dynamics Corp., Senior Notes	3.750%	5/15/28	340,000	323,509
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	226,000	218,479
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	1,020,000	946,078
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	1,350,000	1,292,978
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	210,000	202,307
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	280,000	272,218

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	15

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - (continued)
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	$90,000	$85,737
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	340,000	281,892

Total Aerospace & Defense				8,989,253

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	140,000	118,259
Carrier Global Corp., Senior Notes	2.700%	2/15/31	60,000	49,588

Total Building Products				167,847

Commercial Services & Supplies - 0.2%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	1,040,000	993,624
Republic Services Inc., Senior Notes	3.200%	3/15/25	750,000	718,455

Total Commercial Services & Supplies				1,712,079

Industrial Conglomerates - 0.1%
3M Co., Senior Notes	2.375%	8/26/29	100,000	84,018
3M Co., Senior Notes	3.050%	4/15/30	90,000	78,777
Honeywell International Inc., Senior Notes	1.350%	6/1/25	330,000	304,716

Total Industrial Conglomerates				467,511

Machinery - 0.0%††
Deere & Co., Senior Notes	3.100%	4/15/30	20,000	17,893
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	120,000	111,985

Total Machinery				129,878

Road & Rail - 0.3%
Canadian Pacific Railway Co., Senior Notes	2.450%	12/2/31	1,550,000	1,291,683
Union Pacific Corp., Senior Notes	3.750%	7/15/25	600,000	582,540
Union Pacific Corp., Senior Notes	2.891%	4/6/36	340,000	268,071

Total Road & Rail				2,142,294

Trading Companies & Distributors - 0.2%
Air Lease Corp., Senior Notes	3.375%	7/1/25	310,000	292,502
Air Lease Corp., Senior Notes	5.300%	2/1/28	350,000	340,355
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	790,000	742,593	(a)

Total Trading Companies & Distributors				1,375,450

Transportation Infrastructure - 0.1%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	710,000	705,477	(a)

TOTAL INDUSTRIALS				15,689,789

INFORMATION TECHNOLOGY - 2.8%
IT Services - 0.4%
Mastercard Inc., Senior Notes	3.375%	4/1/24	230,000	225,717
Mastercard Inc., Senior Notes	3.850%	3/26/50	40,000	33,760
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	420,000	389,357

See Notes to Schedule of Investments.

16	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
IT Services - (continued)
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	$220,000	$207,098
Visa Inc., Senior Notes	3.150%	12/14/25	1,400,000	1,337,287
Visa Inc., Senior Notes	1.900%	4/15/27	400,000	359,142
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	289,327

Total IT Services				2,841,688

Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Inc., Senior Notes	3.137%	11/15/35	2,010,000	1,483,025	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	135,463
Intel Corp., Senior Notes	3.750%	3/25/27	170,000	162,376
Intel Corp., Senior Notes	1.600%	8/12/28	240,000	201,931
Intel Corp., Senior Notes	5.125%	2/10/30	250,000	247,108
Intel Corp., Senior Notes	4.750%	3/25/50	100,000	86,724
Micron Technology Inc., Senior Notes	5.875%	2/9/33	480,000	465,364
NVIDIA Corp., Senior Notes	3.500%	4/1/40	650,000	535,135
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	300,000	281,698
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	290,000	237,556
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,160,000	1,027,979
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	1,250,000	1,036,592

Total Semiconductors & Semiconductor Equipment				5,900,951

Software - 1.1%
Adobe Inc., Senior Notes	2.300%	2/1/30	380,000	325,428
Microsoft Corp., Senior Notes	2.400%	8/8/26	3,060,000	2,839,408
Microsoft Corp., Senior Notes	3.300%	2/6/27	1,220,000	1,166,196
Microsoft Corp., Senior Notes	3.450%	8/8/36	10,000	8,769
Microsoft Corp., Senior Notes	2.921%	3/17/52	10,000	7,201
Oracle Corp., Senior Notes	1.650%	3/25/26	420,000	375,566
Oracle Corp., Senior Notes	4.650%	5/6/30	260,000	246,781
Oracle Corp., Senior Notes	2.875%	3/25/31	300,000	248,832
Salesforce Inc., Senior Notes	3.250%	4/11/23	370,000	369,219
Salesforce Inc., Senior Notes	3.700%	4/11/28	250,000	238,340
Workday Inc., Senior Notes	3.500%	4/1/27	170,000	158,863
Workday Inc., Senior Notes	3.700%	4/1/29	1,330,000	1,215,385
Workday Inc., Senior Notes	3.800%	4/1/32	670,000	590,220

Total Software				7,790,208

Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc., Senior Notes	1.125%	5/11/25	1,140,000	1,053,188
Apple Inc., Senior Notes	2.450%	8/4/26	1,170,000	1,083,584

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	17

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology Hardware, Storage & Peripherals - (continued)
Apple Inc., Senior Notes	3.350%	2/9/27	$80,000	$76,281
Apple Inc., Senior Notes	2.900%	9/12/27	850,000	790,755

Total Technology Hardware, Storage & Peripherals				3,003,808

TOTAL INFORMATION TECHNOLOGY				19,536,655

MATERIALS - 1.9%
Chemicals - 0.5%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	880,000	848,537	(a)
Equate Petrochemical BV, Senior Notes	2.625%	4/28/28	1,200,000	1,053,353	(a)
OCP SA, Senior Notes	4.500%	10/22/25	550,000	528,501	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	740,000	648,247	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	710,000	559,835	(a)

Total Chemicals				3,638,473

Metals & Mining - 1.1%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	990,000	957,020	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	690,000	670,631	(a)
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	1,110,000	1,036,961	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	150,000	141,415
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	1,790,000	1,784,203	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,080,000	1,063,813	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	780,000	730,119
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	690,000	704,652
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	608,000	623,410

Total Metals & Mining				7,712,224

Paper & Forest Products - 0.3%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	1,690,000	1,660,358

TOTAL MATERIALS				13,011,055

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC, Senior Notes	4.125%	9/20/28	500,000	435,320	(a)

UTILITIES - 0.6%
Electric Utilities - 0.6%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	140,000	114,836	(a)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	690,000	657,118	(a)
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	190,000	169,563
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	1,500,000	1,400,842

See Notes to Schedule of Investments.

18	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	$810,000	$751,446
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	770,000	656,435
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	440,000	416,350	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	380,000	376,061	(a)

TOTAL UTILITIES				4,542,651

TOTAL CORPORATE BONDS & NOTES (Cost - $327,053,908)				303,154,077

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 23.5%
U.S. Government Obligations - 23.5%
U.S. Treasury Bonds	3.250%	5/15/42	150,000	132,633
U.S. Treasury Bonds	4.000%	11/15/42	2,830,000	2,790,645
U.S. Treasury Bonds	3.875%	2/15/43	1,700,000	1,649,531
U.S. Treasury Bonds	3.625%	8/15/43	550,000	512,499
U.S. Treasury Bonds	3.750%	11/15/43	6,450,000	6,117,170
U.S. Treasury Bonds	2.500%	2/15/45	1,560,000	1,192,760
U.S. Treasury Bonds	1.625%	11/15/50	9,010,000	5,523,552
U.S. Treasury Bonds	1.875%	2/15/51	35,780,000	23,374,403
U.S. Treasury Bonds	2.375%	5/15/51	9,370,000	6,881,826
U.S. Treasury Bonds	2.000%	8/15/51	3,210,000	2,158,913
U.S. Treasury Bonds	1.875%	11/15/51	4,260,000	2,771,829
U.S. Treasury Bonds	2.250%	2/15/52	12,405,000	8,849,223
U.S. Treasury Bonds	2.875%	5/15/52	1,540,000	1,261,416
U.S. Treasury Bonds	3.000%	8/15/52	7,430,000	6,248,166
U.S. Treasury Bonds	4.000%	11/15/52	2,500,000	2,545,312
U.S. Treasury Notes	2.250%	11/15/25	460,000	433,227
U.S. Treasury Notes	2.125%	5/31/26	1,190,000	1,107,769
U.S. Treasury Notes	1.875%	7/31/26	2,960,000	2,726,206
U.S. Treasury Notes	1.625%	9/30/26	220,000	200,209
U.S. Treasury Notes	1.625%	10/31/26	570,000	517,743
U.S. Treasury Notes	2.750%	4/30/27	7,540,000	7,097,614
U.S. Treasury Notes	3.125%	8/31/27	1,220,000	1,164,457
U.S. Treasury Notes	4.125%	10/31/27	190,000	189,069
U.S. Treasury Notes	1.250%	3/31/28	7,030,000	6,096,877
U.S. Treasury Notes	2.625%	7/31/29	66,660,000	61,137,115
U.S. Treasury Notes	3.125%	8/31/29	520,000	491,156
U.S. Treasury Notes	4.000%	10/31/29	6,220,000	6,184,284

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	19

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	2.750%	8/15/32	$1,430,000	$1,299,736
U.S. Treasury Notes	4.125%	11/15/32	919,000	933,790
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	5,220,000	1,901,550

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $196,185,001)				163,490,680

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 10.9%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. USD LIBOR + 0.880%)	5.461%	9/15/34	730,000	715,931	(a)(b)
Adjustable Rate Mortgage Trust, 2004-5 4A1	3.977%	4/25/35	38,187	38,037	(b)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	6.806%	6/17/39	1,810,000	1,812,145	(a)(b)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	5.676%	1/16/37	964,790	947,705	(a)(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	818,082	812,853	(a)(b)
BENCHMARK Mortgage Trust, 2018-B7 A4	4.510%	5/15/53	785,000	757,164	(b)
BENCHMARK Mortgage Trust, 2019-B10 A4	3.717%	3/15/62	1,260,000	1,161,340
BPR Trust, 2021-TY B (1 mo. USD LIBOR + 1.150%)	5.738%	9/15/38	2,140,000	2,019,945	(a)(b)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	152,549	142,933	(a)(b)
BRAVO Residential Funding Trust, 2022-NQM3 A1	5.108%	7/25/62	376,290	366,665	(a)(b)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. USD LIBOR + 0.689%)	5.277%	10/15/38	954,516	931,755	(a)(b)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	5.575%	2/15/39	872,687	860,788	(a)(b)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	352,010	311,515	(a)(b)
Citigroup Commercial Mortgage Trust, 2014- GC25 AS	4.017%	10/10/47	640,000	606,897
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	560,000	543,578	(a)(b)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	80,000	72,631
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	70,000	59,544	(b)
Commercial Mortgage Trust, 2013-CR12 C	5.020%	10/10/46	40,000	27,338	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.057%	3/10/47	2,404,483	14,707	(b)
CSMC Trust, 2014-USA B	4.185%	9/15/37	2,820,000	2,416,408	(a)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	567,238	516,229	(a)(b)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	1,390,882	1,239,400	(a)(b)
CSMC Trust, 2019-AFC1 A1, Step bond (2.573% to 8/1/23 then 3.573%)	2.573%	7/25/49	432,197	404,597	(a)

See Notes to Schedule of Investments.

20	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
CSMC Trust, 2019-AFC1 A3, Step bond (2.877% to 8/1/23 then 3.877%)	2.877%	7/25/49	$950,302	$886,555	(a)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	5.568%	5/15/36	189,528	188,653	(a)(b)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	658,488	609,059	(a)(b)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	1,397,309	1,227,124	(a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	326,352	232,502	(a)(b)
CSMC Trust, 2021-NQM2 A3	1.538%	2/25/66	240,740	199,958	(a)(b)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	558,447	439,209	(a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	374,422	310,574	(a)(b)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	581,616	512,794	(a)(b)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 2.500%)	6.562%	10/25/66	1,125,405	1,132,662	(a)(b)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	1,501,900	1,304,489	(a)(b)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,060,000	961,866	(b)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	917,189	801,761	(a)(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	1,029,771	832,122	(a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	454,412	387,643	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.561%	3/25/29	2,453,573	69,981	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	0.952%	5/25/29	1,982,840	92,776	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	590,000	556,185
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	798,164	36,220
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS,IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	1.662%	9/15/42	234,130	14,961	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	137,505	20,209
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	326,715	51,266
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	166,933	25,466
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	86,046	11,559

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	21

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL	4.000%	4/25/52	$100,000	$90,835
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	5.984%	10/25/41	1,230,000	1,182,848	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1A (30 Day Average SOFR + 1.000%)	5.484%	1/25/42	1,164,764	1,146,470	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	5.784%	2/25/42	1,448,532	1,439,322	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	6.884%	2/25/42	2,000,000	1,957,310	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	6.684%	5/25/42	1,245,681	1,258,040	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	1.512%	8/15/44	85,653	8,536	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	9.617%	11/25/24	42,086	42,512	(b)
Federal National Mortgage Association (FNMA) - CAS, 2021-R03 1 M2 (30 Day Average SOFR + 1.650%)	6.134%	12/25/41	2,140,000	2,051,300	(a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	255,231	240,051
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	414,447	369,505
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	173,252	159,634
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	2,475	93
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.533%	6/25/43	18,787	1,927	(b)

See Notes to Schedule of Investments.

22	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	$484,406	$28,846
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	1.333%	12/25/43	22,607	1,932	(b)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	259,936	223,886
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	1.583%	11/25/47	30,650	2,486	(b)
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	700,000	553,674
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	158,609	24,517
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	77,575	11,341
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	16,518	3,099
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	3,677	3,589	(a)(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	4.742%	8/20/58	286,929	284,633	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	4.842%	11/20/60	859,277	856,112	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	4.892%	2/20/61	84,135	83,805	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	4.892%	3/20/61	91,878	91,562	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.271%	4/16/53	1,104,348	3,541	(b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. USD LIBOR + 0.350%)	4.742%	12/20/62	298,895	297,237	(b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.421%	4/16/47	3,675,224	35,296	(b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.121%	6/16/54	248,366	2,835	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	23

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.227%	8/16/54	$1,084,261	$9,557	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.192%	5/16/55	870,344	6,787	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.374%	8/16/54	850,969	8,905	(b)
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	591,148	469,571
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. USD LIBOR + 1.250%)	5.642%	4/20/70	117,484	118,464	(b)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.800%)	6.388%	9/15/31	2,745,037	2,355,334	(a)(b)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 3.000%)	7.588%	9/15/31	2,138,049	1,588,333	(a)(b)
GS Mortgage Securities Corp. Trust, 2016-GS3 C	3.990%	10/10/49	570,000	488,215	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	240,000	236,105	(b)
GSMSC Resecuritization Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	4.716%	9/26/37	57,389	57,054	(a)(b)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	5.117%	5/25/37	556,118	516,014	(a)(b)
JPMorgan Mortgage Trust, 2019-LTV3 B2	4.394%	3/25/50	491,239	429,927	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.883%	1/15/47	90,000	87,834	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.547%	9/15/47	300,000	264,312	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.230%	7/15/48	654,000	611,650	(b)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 B	4.009%	3/15/50	1,030,000	889,749	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	8.338%	5/15/28	586,094	542,701	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-ACB A (30 Day Average SOFR + 1.400%)	5.801%	3/15/39	620,000	609,413	(a)(b)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (1.750% to 4/25/24, 4.750% to 4/25/25 then 5.750%)	1.750%	4/25/61	406,936	377,544	(a)

See Notes to Schedule of Investments.

24	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Madison Avenue Mortgage Trust, 2017-330M A	3.294%	8/15/34	$630,000	$593,360	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	3.542%	2/25/34	93,794	85,755	(b)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	718,575	682,794	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,245,000	1,184,252
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.650%)	6.238%	5/15/36	1,692,198	1,647,288	(a)(b)
MSCG Trust, 2015-ALDR A2	3.462%	6/7/35	1,440,000	1,311,594	(a)(b)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	1,300,000	1,173,300	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME B	3.655%	8/15/36	2,550,000	2,252,816	(a)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	322,963	296,790	(a)(b)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	389,040	366,338	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	594,812	561,034	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	592,412	548,035	(a)(b)
New Residential Mortgage Loan Trust, 2021- NQM3 A3	1.516%	11/27/56	320,258	261,435	(a)(b)
New Residential Mortgage Loan Trust, 2022- NQM2 A1	3.079%	3/27/62	1,812,714	1,626,954	(a)(b)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	329,120	256,380	(a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	527,327	409,295	(a)(b)
Onslow Bay Mortgage Loan Trust, 2021-NQM4 A1	1.957%	10/25/61	428,955	350,419	(a)(b)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	5.072%	10/15/36	1,459,847	1,419,012	(a)(b)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	1,102,107	877,702	(a)(b)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	458,566	381,212	(a)(b)
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	519,685	511,706	(a)(b)
SACO I Trust, 2007-VA1 A	4.364%	6/25/21	7,832	6,487	(a)(b)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	1,853,758	1,663,380	(a)(b)
Towd Point Mortgage Trust, 2017-4 B2	3.497%	6/25/57	1,010,000	781,509	(a)(b)
Towd Point Mortgage Trust, 2022-4 A1	3.750%	9/25/62	1,561,199	1,462,326	(a)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,040,000	937,382	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	25

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
VASA Trust, 2021-VASA A (1 mo. USD LIBOR + 0.900%)	5.488%	7/15/39	$880,000	$821,672	(a)(b)
Virginia Housing Development Authority, 2006-C CTFS	6.000%	6/25/34	293,299	289,655
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR9 A7	3.897%	8/25/34	790,728	738,711	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A2A (1 mo. USD LIBOR + 0.740%)	5.357%	11/25/34	258,035	234,034	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	5.337%	7/25/45	1,448,315	1,336,637	(b)
Waterfall Commercial Mortgage Trust, 2015- SBC5 A	4.104%	9/14/22	88,549	86,294	(a)(b)
WF-RBS Commercial Mortgage Trust, 2013- C14 B	3.841%	6/15/46	1,060,000	925,787	(b)
WF-RBS Commercial Mortgage Trust, 2014- C23 XA, IO	0.550%	10/15/57	4,548,492	29,255	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $83,771,343)				75,920,542

ASSET-BACKED SECURITIES - 9.7%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. USD LIBOR + 1.150%)	5.965%	10/23/34	770,000	759,779	(a)(b)
ABPCI Direct Lending Fund CLO LP, 2020-10A A1A (3 mo. USD LIBOR + 1.950%)	6.758%	1/20/32	1,320,000	1,317,095	(a)(b)
AccessLex Institute, 2005-A A3 (3 mo. USD LIBOR + 0.400%)	5.218%	7/25/34	326,702	319,352	(b)
AmeriCredit Automobile Receivables Trust, 2022-2 A3	4.380%	4/18/28	420,000	413,783
Apidos CLO, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	5.872%	4/15/31	750,000	745,772	(a)(b)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	990,000	963,957	(a)
Aqua Finance Trust, 2021-A B	2.400%	7/17/46	1,050,000	856,801	(a)
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	5.851%	1/15/37	924,000	916,586	(a)(b)
Ares CLO Ltd., 2022-63A A1A (3 mo. Term SOFR + 1.380%)	6.019%	4/20/35	1,340,000	1,323,021	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	2,770,000	2,508,457	(a)

See Notes to Schedule of Investments.

26	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	$2,650,000	$2,324,119	(a)
Balboa Bay Loan Funding Ltd., 2021-2A A1 (3 mo. USD LIBOR + 1.170%)	5.978%	1/20/35	630,000	622,353	(a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. USD LIBOR + 1.480%)	6.272%	1/15/35	740,000	722,550	(a)(b)
BDS Ltd., 2021-FL10 D (1 mo. USD LIBOR + 2.850%)	7.441%	12/16/36	2,140,000	2,054,859	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2004-SD2 A3 (1 year Treasury Constant Maturity Rate + 2.320%)	4.041%	3/25/44	207,605	203,655	(b)
Benefit Street Partners CLO Ltd., 2014-IVA ARRR (3 mo. USD LIBOR + 1.180%)	5.988%	1/20/32	750,000	744,291	(a)(b)(g)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	442,628	375,325	(a)
Canyon CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.180%)	5.972%	7/15/34	1,360,000	1,335,094	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	6.508%	4/20/29	1,250,000	1,238,374	(a)(b)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.120%)	5.912%	7/17/34	1,020,000	1,003,272	(a)(b)
Cerberus Loan Funding LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	6.642%	10/15/31	320,206	318,922	(a)(b)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	1,100,000	927,036	(a)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	4.468%	11/15/36	340,862	300,472	(b)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	4.728%	1/15/37	360,893	334,892	(b)
Dryden CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	5.832%	4/15/34	800,000	784,510	(a)(b)
Dryden CLO Ltd., 2021-87A A1 (3 mo. USD LIBOR + 1.100%)	6.015%	5/20/34	2,020,000	1,991,942	(a)(b)
Eaton Vance CLO Ltd., 2020-2A AR (3 mo. USD LIBOR + 1.150%)	5.942%	1/15/35	930,000	918,486	(a)(b)
First Franklin Mortgage Loan Trust, 2003-FF1 A1 (1 mo. USD LIBOR + 1.125%)	5.691%	3/25/33	267,385	260,947	(b)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	2,220,000	2,110,353
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. USD LIBOR + 1.490%)	6.308%	10/25/34	1,730,000	1,683,476	(a)(b)
Golub Capital Partners CLO Ltd., 2015-25A AR (3 mo. USD LIBOR + 1.380%)	6.186%	5/5/30	390,630	388,283	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	27

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS B	2.940%	1/20/49	$849,738	$646,546	(a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	6.646%	12/20/29	1,428,665	1,430,288	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	6.068%	1/20/30	419,500	417,823	(a)(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	13,122	13,040	(a)
Halsey Point CLO Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	6.158%	1/20/33	250,000	248,034	(a)(b)
Halsey Point CLO Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	6.252%	11/30/32	560,000	557,469	(a)(b)
Hardee’s Funding LLC, 2021-1A A2	2.865%	6/20/51	522,050	422,226	(a)
Hertz Vehicle Financing LP, 2021-2A C	2.520%	12/27/27	1,090,000	933,990	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	528,013	446,801	(a)
HPS Loan Management Ltd., 2021-16A A1 (3 mo. USD LIBOR + 1.140%)	5.955%	1/23/35	890,000	875,419	(a)(b)
KeyCorp Student Loan Trust, 2006-A 2B (3 mo. USD LIBOR + 0.480%)	5.204%	12/27/41	258,787	257,289	(b)
KKR CLO Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	6.112%	1/15/32	490,000	488,316	(a)(b)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.014%	2/17/39	2,020,000	2,000,769	(a)(b)
LCM LP, 19A AR (3 mo. USD LIBOR + 1.240%)	6.032%	7/15/27	37,234	37,302	(a)(b)
MF1 Ltd., 2021-FL7 A (1 mo. USD LIBOR + 1.080%)	5.671%	10/16/36	2,100,000	2,069,362	(a)(b)
Midocean Credit CLO, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	6.392%	7/15/29	750,000	728,212	(a)(b)
Mortgage Repurchase Agreement Financing Trust, 2022-S1 A1 (30 Day Average SOFR + 2.000%)	6.368%	3/30/25	1,150,000	1,158,181	(a)(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	1,227,038	1,129,351	(a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	6.408%	10/20/30	550,000	541,380	(a)(b)
Navient Student Loan Trust, 2016-3A A3 (1 mo. USD LIBOR + 1.350%)	5.967%	6/25/65	1,374,790	1,372,810	(a)(b)
Navient Student Loan Trust, 2020-1A A1B (1 mo. USD LIBOR + 1.050%)	5.667%	6/25/69	214,048	213,361	(a)(b)
Nelnet Student Loan Trust, 2012-2A A (1 mo. USD LIBOR + 0.800%)	5.417%	12/26/33	496,964	491,499	(a)(b)
Oasis Securitization Funding LLC, 2021-1A A	2.579%	2/15/33	106,621	105,813	(a)

See Notes to Schedule of Investments.

28	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	5.869%	2/14/31	$720,000	$712,454	(a)(b)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.150%)	6.019%	11/14/34	750,000	740,645	(a)(b)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.080%)	5.888%	7/20/34	1,650,000	1,625,250	(a)(b)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	5.888%	4/20/34	510,000	501,848	(a)(b)
Reese Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.130%)	5.922%	10/15/34	1,840,000	1,810,308	(a)(b)
SBA Small Business Investment Cos., 2021-10A 1	1.667%	3/10/31	2,966,868	2,645,042
Silver Rock CLO Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	6.458%	10/20/31	1,410,000	1,408,881	(a)(b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. USD LIBOR + 4.750%)	9.338%	10/15/41	373,310	400,702	(a)(b)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	5.519%	3/15/33	334,233	324,404	(a)(b)
SLM Student Loan Trust, 2003-4 A5E (3 mo. USD LIBOR + 0.750%)	5.519%	3/15/33	680,126	660,124	(a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	1,752,009	1,541,348	(a)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	436,204	362,909	(a)
Structured Asset Investment Loan Trust, 2004-7 A8 (1 mo. USD LIBOR + 1.200%)	5.817%	8/25/34	460,842	446,530	(b)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	5.751%	11/15/38	690,000	677,628	(a)(b)
Toyota Auto Loan Extended Note Trust, 2021-1A A	1.070%	2/27/34	540,000	479,769	(a)
TRTX Issuer Ltd., 2022-FL5 A (30 Day Average SOFR + 1.650%)	6.068%	2/15/39	2,000,000	1,953,391	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	5.942%	10/15/31	1,090,000	1,080,719	(a)(b)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	6.036%	10/24/34	1,110,000	1,097,918	(a)(b)
Whitebox CLO Ltd., 2021-3A A1 (3 mo. USD LIBOR + 1.220%)	6.012%	10/15/34	1,050,000	1,033,225	(a)(b)
ZAIS CLO Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	6.282%	7/15/32	602,500	594,263	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $70,533,154)				67,450,453

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	29

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 5.9%
FHLMC - 1.3%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	11/1/49-4/1/52	$288,518	$256,536
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/50	1,337,178	1,307,773
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	11/1/50-3/1/52	5,337,948	4,573,951
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	1/1/51-11/1/51	442,406	363,598
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	10/1/51-7/1/52	569,259	537,372
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	7/1/52	470,347	464,508
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	8/1/52	1,339,935	1,236,161
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53	99,922	102,655	(h)

Total FHLMC				8,842,554

FNMA - 3.0%
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	100,000	103,411
Federal National Mortgage Association (FNMA)	3.000%	6/1/43-6/1/52	2,206,876	1,968,927
Federal National Mortgage Association (FNMA)	2.500%	9/1/50-9/1/61	4,958,484	4,171,817
Federal National Mortgage Association (FNMA)	2.000%	1/1/51-3/1/52	1,667,866	1,370,567
Federal National Mortgage Association (FNMA)	1.500%	3/1/51	243,581	188,951
Federal National Mortgage Association (FNMA)	3.500%	9/1/51-3/1/57	2,524,483	2,317,110
Federal National Mortgage Association (FNMA)	2.000%	3/1/52	3,500,000	2,851,885	(i)
Federal National Mortgage Association (FNMA)	2.500%	3/1/52	400,000	338,984	(i)
Federal National Mortgage Association (FNMA)	3.000%	3/1/52	2,400,000	2,111,859	(i)
Federal National Mortgage Association (FNMA)	3.500%	3/1/52	400,000	91,055	(i)
Federal National Mortgage Association (FNMA)	4.000%	3/1/52	600,000	563,344	(i)
Federal National Mortgage Association (FNMA)	4.500%	3/1/52	800,000	578,250	(i)

See Notes to Schedule of Investments.

30	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	5.000%	3/1/52	$400,000	$393,312	(i)
Federal National Mortgage Association (FNMA)	5.500%	3/1/52	900,000	898,734	(i)
Federal National Mortgage Association (FNMA)	4.000%	5/1/52-6/1/57	1,907,190	1,807,092
Federal National Mortgage Association (FNMA)	6.500%	1/1/53	296,783	307,201
Federal National Mortgage Association (FNMA)	5.500%	2/1/53	99,769	100,262
Federal National Mortgage Association (FNMA)	6.500%	2/1/53	100,000	102,883	(h)
Federal National Mortgage Association (FNMA)	1.500%	3/1/53	200,000	154,574	(i)
Federal National Mortgage Association (FNMA)	4.500%	8/1/58	39,245	38,172
Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.423%)	2.726%	5/1/43	375,303	372,235	(b)

Total FNMA				20,830,625

GNMA - 1.6%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	242,754	224,200
Government National Mortgage Association (GNMA)	4.000%	3/15/50	32,275	30,775
Government National Mortgage Association (GNMA)	3.500%	5/15/50	172,661	162,247
Government National Mortgage Association (GNMA) II	4.000%	8/20/46- 4/20/50	853,737	823,348
Government National Mortgage Association (GNMA) II	4.500%	10/20/48-3/20/50	552,051	541,233
Government National Mortgage Association (GNMA) II	3.500%	10/20/49-11/20/50	966,020	898,166
Government National Mortgage Association (GNMA) II	3.000%	1/20/50-4/20/52	2,762,898	2,472,824
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-12/20/51	3,598,731	3,125,627
Government National Mortgage Association (GNMA) II	3.000%	3/1/52	400,000	357,227	(i)
Government National Mortgage Association (GNMA) II	3.500%	3/1/52	400,000	367,672	(i)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	31

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	4.000%	3/1/52	$400,000	$94,504	(i)
Government National Mortgage Association (GNMA) II	4.500%	3/1/52	400,000	387,953	(i)
Government National Mortgage Association (GNMA) II	5.000%	3/1/52	1,400,000	1,383,594	(i)
Government National Mortgage Association (GNMA) II	5.500%	3/1/52	200,000	200,758	(i)

Total GNMA				11,070,128

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $42,752,486)				40,743,307

SOVEREIGN BONDS - 2.2%
Chile - 0.1%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	630,000	459,708

Colombia - 0.3%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	1,110,000	807,875
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	920,000	667,584
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	1,520,000	1,010,195

Total Colombia				2,485,654

India - 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	660,000	615,000	(a)

Indonesia - 0.1%
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	540,000	529,254	(j)

Kazakhstan - 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	1,270,000	1,151,207	(a)

Mexico - 0.6%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,325,000	1,071,280
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	2,040,000	1,697,805
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	1,780,000	1,354,448

Total Mexico				4,123,533

See Notes to Schedule of Investments.

32	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Panama - 0.2%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	$400,000	$423,548
Panama Government International Bond, Senior Notes	4.300%	4/29/53	1,370,000	992,025

Total Panama				1,415,573

Peru - 0.0%††
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	310,000	304,659

Supranational - 0.2%
Asian Development Bank, Senior Notes	1.500%	1/20/27	1,280,000	1,147,553

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	410,000	400,299
Uruguay Government International Bond, Senior Notes	5.750%	10/28/34	1,270,000	1,368,357
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	1,240,000	1,215,486

Total Uruguay				2,984,142

TOTAL SOVEREIGN BONDS (Cost - $18,321,538)				15,216,283

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.5%
U.S. Treasury Notes, Inflation Indexed (Cost - $3,910,771)	1.125%	1/15/33	3,945,665	3,807,766

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	121	302,500	108,144
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	284	710,000	291,100
U.S. Treasury 5-Year Notes Futures, Call @ $107.250	3/24/23	80	80,000	43,750
U.S. Treasury 10-Year Notes Futures, Call @ $111.500	3/24/23	40	40,000	40,625
U.S. Treasury Long-Term Bonds Futures, Call @ $125.500	3/24/23	40	40,000	66,250

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $509,877)				549,869

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	33

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
OTC PURCHASED OPTIONS - 0.0%††
Interest rate swaption, Call @ 310.000bps (Cost - $122,273)	Morgan Stanley & Co. Inc.	8/29/23	11,757,000	$11,757,000	$129,228

TOTAL PURCHASED OPTIONS (Cost - $632,150)					679,097

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $743,160,351)					670,462,205

		RATE		SHARES
SHORT-TERM INVESTMENTS - 3.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $25,252,368)		4.513%		25,252,368	25,252,368	(g)(k)

TOTAL INVESTMENTS - 99.9% (Cost - $768,412,719)					695,714,573
Other Assets in Excess of Liabilities - 0.1%					474,602

TOTAL NET ASSETS - 100.0%					$696,189,175

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2023, the total market value of investments in Affiliated Companies was $25,996,659 and the cost was $26,002,368 (Note 2).

(h)	Securities traded on a when-issued or delayed delivery basis.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At February 28, 2023, the Fund held TBA securities with a total cost of $10,961,129.

(j)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(k)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

34	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
bps	— basis point spread (100 basis points = 1.00%)
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CTFS	— Certificates
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At February 28, 2023, the Fund had the following written options contracts:

Exchange-Traded Written Options

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
SOFR 1-Year Mid-Curve Futures, Put		12/15/23	$95.250		242	$605,000	$(98,312)
SOFR 1-Year Mid-Curve Futures, Put		12/15/23	95.375		568	1,420,000	(273,350)
U.S. Treasury 5-Year Notes Futures, Call		3/3/23	107.250		57	57,000	(9,352)
U.S. Treasury 5-Year Notes Futures, Call		3/24/23	107.750		90	90,000	(30,937)
U.S. Treasury 5-Year Notes Futures, Call		3/24/23	108.250		78	78,000	(15,844)
U.S. Treasury 5-Year Notes Futures, Call		3/24/23	110.000		56	56,000	(1,312)
U.S. Treasury 5-Year Notes Futures, Put		3/24/23	107.750		57	57,000	(59,227)
U.S. Treasury 10-Year Notes Futures, Call		3/24/23	112.500		80	80,000	(45,000)
U.S. Treasury 10-Year Notes Futures, Call		3/24/23	118.000		19	19,000	(297)
U.S. Treasury 10-Year Notes Futures, Put		3/24/23	110.000		57	57,000	(19,594)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $503,716)							$(553,225)

OTC WRITTEN OPTIONS

	COUNTERPARTY
Interest rate swaption, Put (Premiums received - $129,327)	Morgan Stanley & Co. Inc.	8/29/23	410.000	bps	11,757,000	$11,757,000	$(121,738)

TOTAL WRITTEN OPTIONS (Premiums received - $633,043)							$(674,963)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	35

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
SOFR	— Secured Overnight Financing Rate

At February 28, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	49	12/23	$11,669,036	$11,587,888	$(81,148)
3-Month SOFR	13	9/23	3,137,902	3,075,313	(62,589)
3-Month SOFR	79	3/26	19,036,146	19,078,500	42,354
90-Day Eurodollar	93	3/23	22,103,870	22,070,644	(33,226)
U.S. Treasury 2-Year Notes	197	6/23	40,223,450	40,134,132	(89,318)
U.S. Treasury 5-Year Notes	531	6/23	56,920,812	56,846,040	(74,772)
U.S. Treasury 10-Year Notes	2,044	6/23	228,256,202	228,225,375	(30,827)
U.S. Treasury Ultra 10-Year Notes	154	6/23	18,037,517	18,046,875	9,358

					(320,168)

Contracts to Sell:
3-Month SOFR	426	3/24	101,806,095	100,908,750	897,345
3-Month SOFR	427	3/25	102,902,204	102,672,150	230,054
U.S. Treasury Long-Term Bonds	543	6/23	68,248,510	67,993,781	254,729
U.S. Treasury Ultra Long- Term Bonds	260	6/23	35,426,159	35,116,250	309,909

					1,692,037

Net unrealized appreciation on open futures contracts					$1,371,869

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

See Notes to Schedule of Investments.

36	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

At February 28, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$8,839,000	9/30/24	Daily SOFR Compound annually	3.500% annually	$(217,965)	$(48,376)	$(169,589)
15,928,000	8/15/28	1.130% annually	Daily SOFR Compound annually	2,153,437	114,136	2,039,301
10,908,000	8/15/28	1.220% annually	Daily SOFR Compound annually	1,427,252	(4,660)	1,431,912
5,694,000	2/15/29	2.850% annually	Daily SOFR Compound annually	302,853	22,648	280,205
27,682,000	4/30/29	3.270% annually	Daily SOFR Compound annually	857,378	(435,628)	1,293,006
11,900,000	6/30/29	3.850% annually	Daily SOFR Compound annually	(16,479)	14,915	(31,394)
5,265,000	3/18/32	2.000% annually	Daily SOFR Compound annually	668,053	42,677	625,376
4,875,000	2/15/47	1.729% annually	Daily SOFR Compound annually	1,309,631	69,464	1,240,167
4,800,000	5/15/47	1.630% annually	Daily SOFR Compound annually	1,370,374	203,695	1,166,679
3,315,000	2/15/48	2.510% annually	Daily SOFR Compound annually	473,570	21,755	451,815
1,984,000	2/15/48	2.600% annually	Daily SOFR Compound annually	253,923	136,376	117,547
6,372,000	2/15/48	2.620% annually	Daily SOFR Compound annually	794,467	7,264	787,203

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	37

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$4,447,000	2/15/48	3.050% annually	Daily SOFR Compound annually	$238,496	$137,085	$101,411
	7,054,000	5/15/48	3.150% annually	Daily SOFR Compound annually	246,111	(2,270,589)	2,516,700

Total	$119,063,000				$9,861,101	$(1,989,238)	$11,850,339

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.39 Index	$123,015,000	12/20/27	1.000% quarterly	$1,248,045	$(124,964)	$1,373,009

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

38	Western Asset Intermediate Bond Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

39

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

40

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$127,512,206	$432,704	$127,944,910
Other Corporate Bonds & Notes	—	175,209,167	—	175,209,167
U.S. Government & Agency Obligations	—	163,490,680	—	163,490,680
Collateralized Mortgage Obligations	—	75,920,542	—	75,920,542
Asset-Backed Securities	—	67,450,453	—	67,450,453
Mortgage-Backed Securities	—	40,743,307	—	40,743,307
Sovereign Bonds	—	15,216,283	—	15,216,283
U.S. Treasury Inflation Protected Securities	—	3,807,766	—	3,807,766
Purchased Options:
Exchange-Traded Purchased Options	$549,869	—	—	549,869
OTC Purchased Options	—	129,228	—	129,228

Total Long-Term Investments	549,869	669,479,632	432,704	670,462,205

Short-Term Investments†	25,252,368	—	—	25,252,368

Total Investments	$25,802,237	$669,479,632	$432,704	$695,714,573

Other Financial Instruments:
Futures Contracts††	$1,743,749	—	—	$1,743,749
Centrally Cleared Interest Rate Swaps††	—	$12,051,322	—	12,051,322
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	1,373,009	—	1,373,009

Total Other Financial Instruments	$1,743,749	$13,424,331	—	$15,168,080

Total	$27,545,986	$682,903,963	$432,704	$710,882,653

41

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$553,225	—	—	$553,225
OTC Written Options	—	$121,738	—	121,738
Futures Contracts††	371,880	—	—	371,880
Centrally Cleared Interest Rate Swaps††	—	200,983	—	200,983

Total	$925,105	$322,721	—	$1,247,826

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended February 28, 2023. The following transactions were effected in such companies for the period ended February 28, 2023.

	Affiliate Value at May 31, 2022	Purchased		Sold		Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2023
		Cost	Shares/ Face amount	Proceeds	Shares/ Face amount
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$739,125	—	—	—	—	—	$25,128	$5,166	$744,291
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$166,998,387	166,998,387	$141,746,019	141,746,019	—	270,687	—	25,252,368

	$739,125	$166,998,387		$141,746,019		—	$295,815	$5,166	$25,996,659

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